Borrowing costs	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
Disclosure of borrowing costs [text block]
Note 21 Borrowing costs

The cost of interest is recognized as an expense in the year in which it is incurred, except for interest that is directly related to the acquisition and construction of tangible property, plant and equipment assets and that complies with the requirements of IAS 23. As of December 31, 2017, total interest expenses incurred amount to ThUS$
50,124
(ThUS$
57,498
as of December 31, 2016).

The Company capitalizes all interest costs directly related to the construction or to the acquisition of property, plant and equipment, which require a substantial time to be suitable for use.

21.1	Costs of capitalized interest, property, plant and equipment

The cost of capitalized interest is determined by applying the average or weighted average of all financing costs incurred by the Company to the monthly end balances of works-in-progress meeting the requirements of IAS 23.

The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

	12/31/2017	12/31/2016

Capitalization rate of costs for capitalized interest, property, plant and equipment	4%	4%

Amount of costs for interest capitalized in ThUS$	4,382	5,406